Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (115,455,193)	$ (57,511,979)	$ (75,896,943)
Adjusting items
Interest income recognized in net loss	(1,082,030)	(398,559)	(109,670)
Depreciation of property and equipment	25,297	35,055	14,506
Amortization of intangible assets	179,392	137,526	134,258
Transaction costs recognized in net loss	35,175		819,271
Embedded derivative loss recognized in net loss	77,902,663	33,982,042	52,563,759
Accretion of preferred shares	2,479,162	3,742,178	2,378,992
Share-based compensation	2,180,915	174,419	164,456
Net foreign exchange (gain) loss	(40,913)	(82,589)	382,982
Income tax expense recognized in net loss	643,765	146,454	156,220
Income taxes paid	(392,620)	(98,218)	(296,630)
Tax credit	(330,000)
Net changes in working capital
Sales tax and other receivables	3,641	(48,207)	24,435
Income tax and tax credits receivable	(761,999)	238,690	(85,360)
Prepaid expenses	(3,146,724)	350,129	65,757
Accounts payable and accrued liabilities	2,193,009	504,976	2,060,688
Net operating cash flows	(35,566,460)	(18,828,083)	(17,623,279)
Investing activities
Interest income received	814,110	95,526	105,124
Acquisition of short-term investments	(134,000,000)	(40,000,000)	(40,000,000)
Maturity of short-term investments	59,000,000	10,000,000	40,000,000
Acquisition of property and equipment	(20,218)	(27,918)	(48,855)
Acquisition of intangible assets	(1,000,000)		(116,276)
Net investing cash flows	(75,206,108)	(29,932,392)	(60,007)
Financing activities
Issuance of common shares	31,588		50,256
Proceeds of IPO	137,865,000
Net financing cash flows	137,530,555		70,671,468
Net increase (decrease) in cash	26,757,987	(48,760,475)	52,988,182
Cash, beginning of year	9,434,495	58,106,885	5,503,938
Effect of exchange rate fluctuations on cash held	37,861	88,085	(385,235)
Cash, end of year	36,230,343	9,434,495	58,106,885
Ordinary shares [member]
Financing activities
Issuance costs	(10,236,593)
Series C preferred shares [member]
Financing activities
Issuance costs	(129,520)		(2,561,518)
Issuance of Preferred Shares	$ 10,000,080		$ 73,182,730